Consolidated Statements of Financial Position	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Non-current assets
Plant and equipment, net	$ 6,044	$ 120,445
Intangible asset , net	624,240	855,950
Total non-current assets	630,284	976,395
Current assets
Trade and other receivables, net	127,047	438,447
Contract assets	10,642	11,931
Cash and cash equivalents	66,184	197,709
Total current assets	203,873	648,087
Total assets	834,157	1,624,482
Non-current liability
Lease liabilities		19,151
Current liabilities
Trade and other payables	626,008	447,069
Loan from a shareholder	337,566
Lease liabilities	6,500	41,409
Total current liabilities	970,074	488,478
Total liabilities	970,074	507,629
EQUITY
Share capital	5,462	4,559
Accumulated losses	(27,552,865)	(22,045,101)
Reserves	27,411,486	23,157,395
Total equity	(135,917)	1,116,853
Total equity and liabilities	$ 834,157	$ 1,624,482